Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 36,427	$ 23,376
Restricted cash	35,945	24,089
Investments in financial assets	19,352	9,449
Trade receivables	27,861	14,235
Short-term financing receivables, net	2,224
Other current assets	2,901	1,762
TOTAL CURRENT ASSETS	124,710	72,911
NON-CURRENT ASSETS
Intangible assets, net	4,518	2,575
Goodwill	8,993	8,993
Property and equipment, net	2,514	2,116
Investment in equity securities	2,250
Long-term financing receivables, net	2,230
TOTAL NON-CURRENT ASSETS	20,505	13,684
TOTAL ASSETS	145,215	86,595
CURRENT LIABILITIES
Accounts payable	1,078	1,374
Accrued liabilities	47,655	25,939
Customer deposits	35,945	24,089
Other payables	6,944	3,050
TOTAL CURRENT LIABILITIES	91,622	54,452
TOTAL LIABILITIES	91,622	54,452
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, no par value, unlimited Common Shares authorized, 210,911 Shares issued and 210,911 outstanding at September 30, 2025; and 202,941 Shares issued and 202,499 outstanding at December 31, 2024
Additional paid-in capital	161,896	138,639
Accumulated deficit	(108,648)	(104,746)
Accumulated other comprehensive income	392	708
Treasury stock, at cost, 0 and 442 Common Shares at September 30, 2025 and December 31, 2024, respectively		(2,455)
EQUITY ATTRIBUTABLE TO OWNERS	53,640	32,146
Non-controlling interests	(47)	(3)
TOTAL EQUITY	53,593	32,143
TOTAL LIABILITIES AND EQUITY	$ 145,215	$ 86,595